DESCRIPTION OF BUSINESS AND HISTORY (Details Narrative) - $ / shares			12 Months Ended
	Jul. 12, 2018	Jun. 18, 2018	Dec. 31, 2018
Number of shares cancelled		20,000,000
Number of shares issued (in shares)		3,000,000	5,005,000
Redemption shares of stock		20,000,000
Percentage of total outstanding common stock		100.00%
Xceptor LLC [Member] | Exchange Acquisition Agreement [Member]
Number of shares exchange in business acquisition (in shares)	3,000,000
Business acquisition, share price (in dollars per share)	$ 0.0001